POSTRETIREMENT BENEFITS (Details Textuals) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shareholders' Equity Charges
Pretax amount of after-tax (benefit) charge recorded in shareholders' equity		$ (125.4)	$ (138.9)	$ (14.4)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	$ 0.2	(47.2)	(0.2)	0.0
Change in Control Mandatory Acceleration of Expenses Under the Non-Qualified Pension Plan		47.1
Defined Benefit Plan Recognized Net Gain Loss Due To Settlement and Curtailments Becancour		(0.1)
Defined Benefit Plan, Amortization of Net Losses		22.0
Other Postretirement Benefit Plans, Defined Benefit
Shareholders' Equity Charges
After-tax (benefit) charge to shareholders' equity for other postretirement plans		(0.1)	1.8
Pretax amount of after-tax (benefit) charge recorded in shareholders' equity		0.1	(3.1)	1.9
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		(0.1)	0.0	$ 0.0
Defined Benefit Plan, Amortization of Net Losses		3.0
Par outstanding value of non-callable zero coupon bond used to determine the hypothetical yield curve		250.0
Defined Benefit Plan, Expected Future Benefit Payments in Year One		$ 5.0
Defined Benefit Plan, Expected Future Benefit Payments in Year Two			5.0
Defined Benefit Plan, Expected Future Benefit Payments in Year Three			5.0
Defined Benefit Plan, Expected Future Benefit Payments in Year Four			5.0
Defined Benefit Plan, Expected Future Benefit Payments in Year Five			$ 5.0